Related Parties - Summary Of Shares And Stock Options To Key Management Personnel (Detail)	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014
Disclosure of key management personnel compensation [Line Items]
Number of shares	3,885,790,000	3,878,484,000	3,870,183,000
Number of stock options	15,141,980	25,574,912	37,311,131	52,559,607
ING Groep NV [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	487,433	555,064
Number of stock options	325,118	446,022
ING Groep NV [member] | Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	202,357	261,684
Number of stock options	174,318	95,921
ING Groep NV [member] | Management Board of I N G Bank NV [,ember]
Disclosure of key management personnel compensation [Line Items]
Number of shares	112,342	120,646
Number of stock options	37,415	123,237
ING Groep NV [member] | Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	172,734	172,734
Number of stock options	113,385	226,864